Investments Securities and Derivatives - Summary of Financial Assets at FVTOCI (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 1,377,130	₸ 1,076,242
Debt Securities
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	1,376,728	1,075,955
Equity Investments
Disclosure of fair value measurement of assets [line items]
Total financial assets at FVTOCI	₸ 402	₸ 287